Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Provided below is the Company’s “pay versus performance” information as required pursuant to Item 402(v) of Regulation S-K (“Item 402(v)”) promulgated under the Exchange Act and Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act.

This information has been prepared in accordance with Item 402(v) and does not necessarily reflect the actual amount of compensation earned by or paid to our NEOs for the applicable year. Please refer to the “Compensation Discussion and Analysis” section of this proxy statement for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.

Financial Performance Measure Used for Linking Compensation to Company Performance

As required by Item 402(v), below is the only financial performance measure our Compensation Committee used to link compensation actually paid to our NEOs (as calculated in accordance with Item 402(v), “compensation actually paid” or “CAP”) to Company performance for 2024.

• Total Revenue (calculated in accordance with GAAP), which consists of NUPLAZID net product sales and DAYBUE net product sales

Pay Versus Performance Table

In accordance with Item 402(v), we provide below the tabular information for the two PEOs and the average of our NEOs other than the PEOs for 2024, 2023, 2022, 2021 and 2020.

							Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Compensation Table Total for PEO Stephen R Davis(1)(2) ($)	Compensation Actually Paid to PEO Stephen R Davis(1)(2)(3) ($)	Summary Compensation Table Total for PEO Catherine Owen Adams(1)(2) ($)	Compensation Actually Paid to PEO Catherine Owen Adams(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)(5)	Total Revenue(6) ($ Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	12,206,915	(919,393)	7,594,107	8,776,144	3,429,439	2,570,741	42.89	152.89	226	958
2023	7,587,014	20,950,587	—	—	2,955,758	6,414,487	73.19	115.42	(61)	726
2022	14,028,139	7,676,975	—	—	4,287,387	2,536,716	37.21	111.27	(214)	517
2021	9,793,289	(21,520,275)	—	—	3,049,310	(3,835,336)	54.56	124.89	(168)	484
2020	7,763,187	15,653,628	—	—	2,934,638	3,898,370	124.96	125.69	(282)	442

(1)
Stephen R. Davis was our PEO in 2024, 2023, 2022, 2021, and 2020. Catherine Owen Adams was our PEO beginning in September 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Srdjan R. Stankovic	Srdjan R. Stankovic	Srdjan R. Stankovic	Douglas J. Williamson	Mark C. Schneyer
Austin D. Kim	Austin D. Kim	Austin D. Kim	Austin D. Kim	Jennifer J. Rhodes
Elena H. Ridloff	Elena H. Ridloff	Mark C. Schneyer	Mark C. Schneyer	Elizabeth H.Z. Thompson
Michael J. Yang	Mark C. Schneyer	Brendan P. Teehan	Brendan P. Teehan	Thomas Garner
Brendan P. Teehan

(2)
The dollar amounts reported in column (b) and (d) are the amounts reported in the “Total” column of the Summary Compensation Table for the PEOs for the applicable year. The dollar amounts reported in column (f) are the average of the amounts reported in the “Total” columns of the Summary Compensation Table for the non-PEO NEOs set forth in the table to footnote 1 as a group for the applicable year. Refer to “Compensation Discussion and Analysis—Summary Compensation Table.”
(3)
In accordance with the requirements of Item 402(v), CAP reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below, and does not reflect compensation actually earned, realized, or received by the Company’s NEOs in the applicable year. Equity values are calculated in accordance with FASB ASC Topic 718 and the assumptions used were materially the same as those used for the grant date fair values. In accordance with the requirements of 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO Stephen R Davis ($)	Exclusion of Reported Stock and Option Awards for PEO Stephen R Davis ($)	Inclusion of Equity Values for PEO Stephen R Davis ($)	Compensation Actually Paid to PEO Stephen R Davis ($)
2024	12,206,915	8,428,091	(4,698,217)	(919,393)

Year	Reported Summary Compensation Table Total for PEO Catherine Owen Adams ($)	Exclusion of Reported Stock and Option Awards for PEO Catherine Owen Adams ($)	Inclusion of Equity Values for PEO Catherine Owen Adams ($)	Compensation Actually Paid to PEO Catherine Owen Adams ($)
2024	7,594,107	6,638,167	7,820,204	8,776,144

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Reported Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,429,439	2,897,596	2,038,898	2,570,741

The amounts in the “Exclusion of Reported Stock and Option Awards” columns are the totals reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year. The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables and calculated as follows for each applicable year: (i) inclusion of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) inclusion of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, inclusion of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards that are granted and vest in the applicable year, inclusion of the fair value of such awards as of the vesting date; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, deduction for the amount equal to the fair value at the end of the prior fiscal year. With respect to the second table above, the amounts are an average with respect to the non-PEO NEOs as a group. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO Stephen R Davis ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO Stephen R Davis ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO Stephen R Davis ($)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for PEO Stephen R Davis ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO Stephen R Davis ($)	Total - Inclusion of Equity Values for PEO Stephen R Davis ($)
2024	4,852,648	(3,164,909)	(7,417,024)	1,031,068	—	(4,698,217)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO Catherine Owen Adams ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO Catherine Owen Adams ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO Catherine Owen Adams ($)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for PEO Catherine Owen Adams ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO Catherine Owen Adams ($)	Total - Inclusion of Equity Values for PEO Catherine Owen Adams ($)
2024	7,820,204	—	—	—	—	7,820,204

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,849,001	(419,412)	(390,691)	—	—	2,038,898

(4)
The TSR of the peer group determined in accordance with Item 402(v) (“Peer Group TSR”) set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively, and calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price and the Nasdaq Biotechnology Index share price, respectively, at the end and the beginning of the measurement period by the Company’s share price and the Nasdaq Biotechnology Index share price, respectively, at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.
(5)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(6)
We determined Total Revenue (calculated in accordance with GAAP), which consists of NUPLAZID net product sales and DAYBUE net product sales, to be the most important financial performance measure used to link CAP to Company performance in 2024.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)
Stephen R. Davis was our PEO in 2024, 2023, 2022, 2021, and 2020. Catherine Owen Adams was our PEO beginning in September 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Srdjan R. Stankovic	Srdjan R. Stankovic	Srdjan R. Stankovic	Douglas J. Williamson	Mark C. Schneyer
Austin D. Kim	Austin D. Kim	Austin D. Kim	Austin D. Kim	Jennifer J. Rhodes
Elena H. Ridloff	Elena H. Ridloff	Mark C. Schneyer	Mark C. Schneyer	Elizabeth H.Z. Thompson
Michael J. Yang	Mark C. Schneyer	Brendan P. Teehan	Brendan P. Teehan	Thomas Garner
Brendan P. Teehan

Peer Group Issuers, Footnote
(4)
The TSR of the peer group determined in accordance with Item 402(v) (“Peer Group TSR”) set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively, and calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price and the Nasdaq Biotechnology Index share price, respectively, at the end and the beginning of the measurement period by the Company’s share price and the Nasdaq Biotechnology Index share price, respectively, at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO Stephen R Davis ($)	Exclusion of Reported Stock and Option Awards for PEO Stephen R Davis ($)	Inclusion of Equity Values for PEO Stephen R Davis ($)	Compensation Actually Paid to PEO Stephen R Davis ($)
2024	12,206,915	8,428,091	(4,698,217)	(919,393)

Year	Reported Summary Compensation Table Total for PEO Catherine Owen Adams ($)	Exclusion of Reported Stock and Option Awards for PEO Catherine Owen Adams ($)	Inclusion of Equity Values for PEO Catherine Owen Adams ($)	Compensation Actually Paid to PEO Catherine Owen Adams ($)
2024	7,594,107	6,638,167	7,820,204	8,776,144

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Reported Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,429,439	2,897,596	2,038,898	2,570,741

The amounts in the “Exclusion of Reported Stock and Option Awards” columns are the totals reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year. The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables and calculated as follows for each applicable year: (i) inclusion of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) inclusion of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, inclusion of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards that are granted and vest in the applicable year, inclusion of the fair value of such awards as of the vesting date; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, deduction for the amount equal to the fair value at the end of the prior fiscal year. With respect to the second table above, the amounts are an average with respect to the non-PEO NEOs as a group. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO Stephen R Davis ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO Stephen R Davis ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO Stephen R Davis ($)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for PEO Stephen R Davis ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO Stephen R Davis ($)	Total - Inclusion of Equity Values for PEO Stephen R Davis ($)
2024	4,852,648	(3,164,909)	(7,417,024)	1,031,068	—	(4,698,217)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO Catherine Owen Adams ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO Catherine Owen Adams ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO Catherine Owen Adams ($)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for PEO Catherine Owen Adams ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO Catherine Owen Adams ($)	Total - Inclusion of Equity Values for PEO Catherine Owen Adams ($)
2024	7,820,204	—	—	—	—	7,820,204

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,849,001	(419,412)	(390,691)	—	—	2,038,898

Non-PEO NEO Average Total Compensation Amount	$ 3,429,439	$ 2,955,758	$ 4,287,387	$ 3,049,310	$ 2,934,638
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,570,741	6,414,487	2,536,716	(3,835,336)	3,898,370
Adjustment to Non-PEO NEO Compensation Footnote

Year	Reported Summary Compensation Table Total for PEO Stephen R Davis ($)	Exclusion of Reported Stock and Option Awards for PEO Stephen R Davis ($)	Inclusion of Equity Values for PEO Stephen R Davis ($)	Compensation Actually Paid to PEO Stephen R Davis ($)
2024	12,206,915	8,428,091	(4,698,217)	(919,393)

Year	Reported Summary Compensation Table Total for PEO Catherine Owen Adams ($)	Exclusion of Reported Stock and Option Awards for PEO Catherine Owen Adams ($)	Inclusion of Equity Values for PEO Catherine Owen Adams ($)	Compensation Actually Paid to PEO Catherine Owen Adams ($)
2024	7,594,107	6,638,167	7,820,204	8,776,144

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Reported Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,429,439	2,897,596	2,038,898	2,570,741

The amounts in the “Exclusion of Reported Stock and Option Awards” columns are the totals reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year. The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables and calculated as follows for each applicable year: (i) inclusion of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) inclusion of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, inclusion of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards that are granted and vest in the applicable year, inclusion of the fair value of such awards as of the vesting date; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, deduction for the amount equal to the fair value at the end of the prior fiscal year. With respect to the second table above, the amounts are an average with respect to the non-PEO NEOs as a group. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO Stephen R Davis ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO Stephen R Davis ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO Stephen R Davis ($)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for PEO Stephen R Davis ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO Stephen R Davis ($)	Total - Inclusion of Equity Values for PEO Stephen R Davis ($)
2024	4,852,648	(3,164,909)	(7,417,024)	1,031,068	—	(4,698,217)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO Catherine Owen Adams ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO Catherine Owen Adams ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO Catherine Owen Adams ($)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for PEO Catherine Owen Adams ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO Catherine Owen Adams ($)	Total - Inclusion of Equity Values for PEO Catherine Owen Adams ($)
2024	7,820,204	—	—	—	—	7,820,204

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,849,001	(419,412)	(390,691)	—	—	2,038,898

Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP, Cumulative TSR and Cumulative Peer Group TSR

The chart below describes the relationship between CAP to the PEOs and the average CAP to the non-PEO NEOs as a group versus our five-year cumulative TSR and the five-year cumulative Peer Group TSR.

Compensation Actually Paid vs. Net Income

Relationship between CAP and Net Income

The chart below describes the relationship between CAP to the PEOs and the average CAP to the non-PEO NEOs as a group versus our Net Income (calculated in accordance with GAAP).

202

Compensation Actually Paid vs. Company Selected Measure

Relationship between CAP and Total Revenue (our Company-Selected Measure)

The chart below describes the relationship between the CAP to the PEOs and the average CAP to the non-PEO NEOs as a group versus our Total Revenue (calculated in accordance with GAAP).

Pay Versus Revenue 2020-2022

Total Shareholder Return Vs Peer Group

Relationship between CAP, Cumulative TSR and Cumulative Peer Group TSR

The chart below describes the relationship between CAP to the PEOs and the average CAP to the non-PEO NEOs as a group versus our five-year cumulative TSR and the five-year cumulative Peer Group TSR.

Tabular List, Table

Financial Performance Measure Used for Linking Compensation to Company Performance

As required by Item 402(v), below is the only financial performance measure our Compensation Committee used to link compensation actually paid to our NEOs (as calculated in accordance with Item 402(v), “compensation actually paid” or “CAP”) to Company performance for 2024.

• Total Revenue (calculated in accordance with GAAP), which consists of NUPLAZID net product sales and DAYBUE net product sales

Total Shareholder Return Amount	$ 42.89	73.19	37.21	54.56	124.96
Peer Group Total Shareholder Return Amount	152.89	115.42	111.27	124.89	125.69
Net Income (Loss)	$ 226,000,000	$ (61,000,000)	$ (214,000,000)	$ (168,000,000)	$ (282,000,000)
Company Selected Measure Amount	958,000,000	726,000,000	517,000,000	484,000,000	442,000,000
PEO Name	Stephen R. Davis	Stephen R. Davis	Stephen R. Davis	Stephen R. Davis	Stephen R. Davis
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Non-GAAP Measure Description
(6)
We determined Total Revenue (calculated in accordance with GAAP), which consists of NUPLAZID net product sales and DAYBUE net product sales, to be the most important financial performance measure used to link CAP to Company performance in 2024.

Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,638,167
Stephen R. Davis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	12,206,915	$ 7,587,014	$ 14,028,139	$ 9,793,289	$ 7,763,187
PEO Actually Paid Compensation Amount	(919,393)	20,950,587	7,676,975	(21,520,275)	15,653,628
Stephen R. Davis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,428,091
Stephen R. Davis [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,698,217)
Stephen R. Davis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,852,648
Stephen R. Davis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,164,909)
Stephen R. Davis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,031,068
Stephen R. Davis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,417,024)
Stephen R. Davis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Catherine Owen Adams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	7,594,107	0	0	0	0
PEO Actually Paid Compensation Amount	8,776,144	$ 0	$ 0	$ 0	$ 0
Catherine Owen Adams [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,820,204
Catherine Owen Adams [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,820,204
Catherine Owen Adams [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Catherine Owen Adams [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Catherine Owen Adams [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Catherine Owen Adams [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,897,596
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,038,898
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,849,001
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,412)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(390,691)
Non-PEO NEO | Adjustment To Compensation Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0